Significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Restricted cash and cash equivalent	$ 12,400	$ 14,200
Restricted cash	12,000	12,000
Prepaid expense	31,500	25,100
Other assets, current	5,900	3,000
Unrecognized tax benefits, increase	139,300
Unrecognized tax benefits, increase resulting from section 280E position	134,200
Unrecognized tax benefits, increase resulting from other immaterial uncertain tax positions	5,100
Accrued loyalty payable	$ 4,986	$ 5,821